ADVANCES FROM CUSTOMERS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Advances from customers	$ 293,619	$ 41,048
Less: Advances from customers - short-term portion	202,958	37,783
Advances from customers - long-term portion	90,661	3,265
Customer A
Advances from customers	115,744	11,353
Customer B
Advances from customers	67,026	3,187
Customer C [Member]
Advances from customers	39,173
Other Customer [Member]
Advances from customers	$ 71,676	$ 26,508